SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 6 - N o v - 0 7
Asset Backed Securities Corporation
(I.R.S. Employer Identification No.)
13-3354848
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
26-Oct-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-131465-08
Commission File Number of depositor:
333-131465
(Exact name of sponsor as specified in its charter)
DLJ MORTGAGE CAPITAL, INC.
(Former name, former address, if changed since last report)
No Change
Asset Backed Securities Corporation Home Equity Loan Trust, Series RFC 2007-HE1
11 Madison Avenue
New York, New York
10010
(212) 325-2000
Delaware
FORM 10-D
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On November 26, 2007 a distribution was made to holders of Asset Backed Securities Corporation Home Equity Loan
Trust, Series RFC 2007-HE1, Asset Backed Pass-Through Certificates, Series RFC 2007-HE1. The monthly report to holders is attached as Exhibit 99.1.
A-1-A [___] [___] [_X_]
A-1-B [___] [___] [_X_]
A-2 [___] [___] [_X_]
A-3 [___] [___] [_X_]
A-4 [___] [___] [_X_]
A-5 [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-10 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
M-5 [___] [___] [_X_]
M-6 [___] [___] [_X_]
M-7 [___] [___] [_X_]
M-8 [___] [___] [_X_]
M-9 [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
PART II - OTHER INFORMATION
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of Asset Backed Securities Corporation Home Equity Loan Trust,
Series RFC 2007-HE1, Asset Backed Pass-Through Certificates, Series RFC 2007-HE1, relating to the
November 26, 2007 distribution.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Asset Backed Securities Corporation
Kevin Steele
Vice President
Kevin Steele
/s/ :
11/28 /2007
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to holders of Asset Backed Securities Corporation Home Equity Loan Trust,
Series RFC 2007-HE1, Asset Backed Pass-Through Certificates, Series RFC 2007-HE1, relating to the
November 26, 2007 distribution.